Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 02, 2023	Jul. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	May 25, 2023
Subsequent Events [Abstract]
Dividends paid			$ 5,048	$ 8,916
Quarterly Dividend for Q1 2023 [Member]
Subsequent Events [Abstract]
Dividend payable, date of payment			Jul. 06, 2023
Dividend payable, date of record			Jun. 22, 2023
Dividend payable, date declared			May 25, 2023
Dividend payable per share (in dollars per share)					$ 0.025
Subsequent Event [Member] | Quarterly Dividend for Q1 2023 [Member]
Subsequent Events [Abstract]
Dividend payable, date of payment		Jul. 06, 2023
Dividends paid		$ 491
Dividend payable, date of record		Jun. 22, 2023
Subsequent Event [Member] | Quarterly Dividend for Q2-2023 [Member]
Subsequent Events [Abstract]
Dividend payable, date of payment	Oct. 06, 2023
Dividend payable, date of record	Sep. 22, 2023
Dividend payable, date declared	Aug. 02, 2023
Dividend payable per share (in dollars per share)	$ 0.025